Acquisitions (Tables)	6 Months Ended
Jun. 30, 2019
Acquisitions
Schedule of purchase price for the transaction

Final
Anna Knutsen
March 1,
(U.S. Dollars in thousands)	2018
Purchase consideration (1)	$19,913
Less: Fair value of net assets acquired:
Vessels and equipment (2)	120,274
Cash	4,537
Inventories	257
Derivative assets	1,839
Others current assets	111
Amounts due from related parties	520
Long-term debt	(84,217)
Long-term debt from related parties	(22,535)
Deferred debt issuance	1,228
Trade accounts payable	(971)
Accrued expenses	(1,013)
Amounts due to related parties	(117)
Subtotal	19,913
Difference between the purchase price and fair value of net assets acquired	$—
(1)	The purchase price is comprised of the following:

Final
AnnaKnutsen
March 1,
(U.S. Dollars in thousands)	2018
Cash consideration paid to KNOT (from KNOT)	$14,637
Purchase price adjustments	5,276
Purchase price	$19,913
(2)	Vessel and equipment includes allocation to drydocking of $2,329.